Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of information about of trade accounts and notes receivables [Line Items]
Notes and accounts receivable	$ 121,133.2	$ 4,086.8	$ 128,335.3
Cost [member]
Disclosure of information about of trade accounts and notes receivables [Line Items]
Notes and accounts receivable	121,605.0		128,815.4
Allowance for doubtful receivables [member]
Disclosure of information about of trade accounts and notes receivables [Line Items]
Notes and accounts receivable	$ (471.8)		$ (480.1)